SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2010
SHARE BASED COMPENSATION
Summary of the status of the Group's stock option plan

	Number of shares	Weighted average exercise price (per share), U.S. Dollars	Weighted average grant date fair value of options (per share), U.S. Dollars	Aggregate intrinsic value
Outstanding at January 1, 2008	1,397,256	$6.31	$4.05	$5,236

Granted	1,302,070	15.93	2.44
Exercised	(1,397,256)	6.31	4.05
Expired	—	—	—
Forfeited	—	—	—

Outstanding at December 31, 2008	1,302,070	$15.93	$2.44	$—

Granted	—	—	—
Exercised	—	—	—
Expired	—	—	—
Forfeited	—	—	—

Outstanding at December 31, 2009	1,302,070	$15.93	$2.44	$—

Granted	—	—	—
Exercised	—	—	—
Expired	(1,302,070)	15.93	2.44
Forfeited	—	—	—

Outstanding at December 31, 2010	—	$—	$—	$—

Assumptions based on which fair value of options granted was estimated using the Monte-Carlo simulation model

2008
Risk free rate	2.3%
Present value of expected dividends, U.S. Dollars	$4.17
Expected volatility	40.0%
Expected life, years	2
Fair value of options (per share), U.S. Dollar	$2.44

Summary of the status of the Group's 2007 Phantom Stock Plan

	Number of ADSs	Weighted average exercise price (per ADS), U.S. Dollar	Weighted average fair value of options (per ADS), U.S. Dollar
Outstanding at December 31, 2007	683,336	$56.79	$44.00
Granted	6,676,716	76.64	0.68
Exercised	—	—	—
Expired	—	—	—
Forfeited	(1,346,442)	72.02	0.88

Outstanding at December 31, 2008	6,013,610	$75.41	$0.78

Granted	—	—	—
Exercised	—	—	—
Expired	(3,883,144)	73.51	—
Forfeited	(531,833)	76.62	0.03

Outstanding at December 31, 2009	1,598,633	$79.63	$0.06

Granted	—	—	—
Exercised	—	—	—
Expired	(1,569,391)	79.63	—
Forfeited	(29,242)	79.63	—

Outstanding at December 31, 2010	—	$—	$—

Assumptions based on which fair value of the liability under the Group's Phantom Stock Plan was estimated using the Monte-Carlo simulation model for the year 2008

	Phantom Grant 2007	Phantom Grant 2008 (I)	Phantom Grant 2008 (II)
Risk free rate	0.2%	0.4%	0.4%
Present value of expected dividends, U.S. Dollars	2.7	2.7	4.1
Expected volatility	135%	90%	90%
Remaining vesting period, years	0.5	0.5	1.5
Fair value of phantom share award (per phantom share), U.S. Dollar	2.00	0.07	1.99

Assumptions based on which fair value of the liability under the Group's Phantom Stock Plan was estimated using the Monte-Carlo simulation model for the year 2009

Phantom Grant 2008 (II)
Risk free rate	Ranged from 0.05% to 0.2%
Present value of expected dividends, U.S. Dollars	1.62
Expected volatility	50%
Remaining vesting period, years	0.5
Fair value of phantom share award (per phantom share), U.S. Dollar	0.06

Summary of the status of the Group's 2009 Phantom Stock Plan

	Number of ADSs	Weighted average fair value of options (per ADS), U.S. Dollar
Outstanding at January 1, 2010	—	—
Granted	444,417	$53.47
Exercised	—	—
Expired	—	—
Forfeited	(50,729)	—

Outstanding at December 31, 2010	393,688	$53.47

Information about non-vested common stock options

	Quantity	Exercise price, U.S. Dollar	Weighted average grant- date fair value, U.S. Dollar
Non-vested options at January 1, 2008	2,403,159	n/a	3.16
Granted	—	—	—
Vested	(2,403,159)	4.60	3.16
Forfeited	—	—	—

Non-vested options at December 31, 2008	—	—	—

Summary of information of phantom option activity under the 2008 Phantom Option Program of Comstar- UTS

	Quantity	Exercise price, U.S. Dollar	Weighted average grant- date fair value, U.S. Dollar
Outstanding at January 1, 2008	—	—	—
Granted	13,065,882	10.2368	2.36
Expired	—	—	—
Forfeited	(940,000)	10.2368	2.37

Outstanding at December 31, 2008 (all non-vested)	12,125,882	10.2368	2.36

Granted	—	—	—
Expired	—	—	—
Forfeited	(1,580,000)	10.2368	2.37

Outstanding at December 31, 2009 (all non-vested)	10,545,882	10.2368	2.35
Granted	—	—	—
Expired	(10,545,882)	10.2368	2.35
Forfeited	—	—	—

Outstanding at December 31, 2010	—	—	—

Assumptions based on which fair value of the liability under the subsidiary's Phantom Stock Options was estimated using the Monte-Carlo simulation model

	2009	2008
Risk-free interest rate	0.1%	2.4%
Expected residual option life (months)	3	15
Expected dividends	Nil	Notional
Expected volatility	97%	82%
Fair value of options (per share) as of December 31	USD 0.03	USD 0.36

Summary of information of phantom option activity under the 2010 Phantom Option Program of Comstar - UTS

	Quantity	Weighted average grant- date fair value, U.S. Dollar
Outstanding as of December 31, 2009	—	—
Granted	278,339	$28.62
Exercised	(240,914)	28.62
Forfeited	(37,425)	28.62

Outstanding as of December 31, 2010	—	—